Transactions with Parties-in-Interest (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair Value of Plan Investment Options Managed by Parties in Interest	The following table summarizes the fair value of certain Plan investment options that are related to parties-in-interest as of December 31, 2025 and 2024:

	December 31,	December 31,
	2025	2024
International Equity Fund	$645,574,129	$486,423,198
Capital One Stock Fund	618,370,747	475,332,439
Fidelity BrokerageLink	553,611,158	381,537,064
U.S. Small/Mid Cap Equity Fund	539,061,023	555,387,267
Spartan Global ex U.S. Index Fund	340,869,949	—
Notes receivable from participants	215,034,471	163,195,712
U.S. Large Cap Equity Fund	—	1,082,944,502
Fidelity Global ex U.S. Index Fund	—	227,764,852